Shareholder Report, Line Graph (Details) - USD ($)						5 Months Ended	8 Months Ended		10 Months Ended	12 Months Ended		17 Months Ended	20 Months Ended		22 Months Ended	24 Months Ended	29 Months Ended	32 Months Ended		34 Months Ended	36 Months Ended	41 Months Ended	44 Months Ended		46 Months Ended	48 Months Ended	53 Months Ended	56 Months Ended		60 Months Ended	65 Months Ended	68 Months Ended	72 Months Ended	77 Months Ended	80 Months Ended	84 Months Ended	89 Months Ended	92 Months Ended	96 Months Ended	101 Months Ended	104 Months Ended	108 Months Ended	113 Months Ended	116 Months Ended	120 Months Ended
	Jun. 22, 2022	Sep. 01, 2021	Dec. 06, 2016	Aug. 29, 2016	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2022	Apr. 30, 2017	Apr. 30, 2023	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2023	Apr. 30, 2018	Apr. 30, 2024	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2024	Apr. 30, 2019	Apr. 30, 2025	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2025	Apr. 30, 2020	Apr. 30, 2026	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2026	Apr. 30, 2021	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2022	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000229441 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
Accumulated Value		$ 9,425					$ 8,524						$ 8,560					$ 9,774					$ 10,622					$ 13,213
C000229440 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value		10,000					9,007						8,970					10,178					10,968					13,552
C000236389 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (4.25%)
Accumulated Value	$ 9,575								$ 9,742						$ 9,645					$ 10,397					$ 10,810
C000236392 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value	10,000								10,106						9,933					10,629					10,979
C000173915 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
Accumulated Value			$ 9,425			$ 10,221						$ 11,569					$ 12,317					$ 11,599					$ 16,749				$ 16,161			$ 16,218			$ 18,509			$ 20,103			$ 25,015
C000173916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
Accumulated Value			10,000			10,808						12,147					12,849					12,010					17,194				16,479			16,412			18,589			20,191			25,115
C000173917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value			10,000			10,808						12,147					12,846					12,007					17,204				16,481			16,415			18,598			20,047			24,754
C000119447 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
Accumulated Value					$ 9,425						$ 10,725					$ 12,131					$ 12,914					$ 12,156				$ 17,517			$ 16,930			$ 16,991			$ 19,399			$ 21,091			$ 26,246
C000119448 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
Accumulated Value					10,000						11,294					12,690					13,406					12,520				17,912			17,179			17,109			19,387			20,923			25,858
C000119449 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value					10,000						11,298					12,687					13,402					12,518				17,911			17,183			17,109			19,392			20,918			25,835
C000119423 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
Accumulated Value					10,000						10,823					11,515					12,087					12,145				14,553			13,804			13,673			14,356			15,370			16,791
C000119430 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
Accumulated Value					9,425						10,276					11,030					11,659					11,805				14,249			13,612			13,595			14,379			15,517			17,068
C000119424 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value					10,000						10,824					11,519					12,087					12,142				14,554			13,798			13,677			14,355			15,369			16,789
C000092196 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
Accumulated Value					9,425						10,734					12,147					12,932					12,166				17,539			16,950			17,008			19,418			21,111			26,259
C000092197 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
Accumulated Value					10,000						11,299					12,695					13,415					12,528				17,919			17,183			17,119			19,400			20,928			25,834
C000092198 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value					10,000						11,304					12,694					13,414					12,521				17,920			17,182			17,119			19,402			20,932			25,838
C000119439 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
Accumulated Value					9,425						10,734					12,149					12,933					12,167				17,533			16,934			16,997			19,355			21,029			25,872
C000119440 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
Accumulated Value					10,000						11,309					12,697					13,423					12,534				17,917			17,176			17,114			19,338			20,857			25,471
C000119441 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value					10,000						11,303					12,687					13,410					12,525				17,912			17,173			17,107			19,330			20,852			25,454
C000119431 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
Accumulated Value					9,425						10,668					11,924					12,699					12,161				16,841			16,193			16,237			18,044			19,605			22,941
C000119432 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
Accumulated Value					10,000						11,234					12,465					13,177					12,521				17,209			16,429			16,349			18,024			19,439			22,586
C000119433 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value					10,000						11,228					12,463					13,172					12,518				17,200			16,426			16,335			18,014			19,432			22,563
C000006829 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
Accumulated Value					9,425						10,722					12,101					12,881					12,227				17,288			16,666			16,730			18,960			20,597			25,005
C000006830 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
Accumulated Value					10,000						11,294					12,650					13,366					12,591				17,673			16,906			16,839			18,944			20,422			24,621
C000006831 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value					10,000						11,296					12,650					13,365					12,591				17,676			16,899			16,847			18,946			20,424			24,623
C000006820 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
Accumulated Value					9,425						10,557					11,623					12,348					12,180				15,733			15,065			15,063			16,276			17,622			19,842
C000006821 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
Accumulated Value					10,000						11,115					12,146					12,808					12,542				16,085			15,284			15,161			16,262			17,478			19,531
C000006822 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value					10,000						11,117					12,140					12,803					12,540				16,082			15,282			15,167			16,260			17,470			19,529
C000006793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (4.25%)
Accumulated Value					9,575						10,063					10,449					10,991					11,296				13,106			12,513			12,478			13,106			14,125			15,528
C000006794 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
Accumulated Value					10,000						10,431					10,751					11,232					11,449				13,185			12,494			12,366			12,892			13,791			15,049
C000006795 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value					10,000						10,422					10,751					11,224					11,441				13,176			12,485			12,357			12,893			13,781			15,039
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000			$ 10,000	10,000			$ 9,883	$ 10,217		10,083			$ 9,851	$ 10,067	10,051			$ 10,373	$ 10,874	10,582			$ 11,497	$ 11,315	11,730			$ 11,467	11,698		$ 10,491	10,703		$ 10,446	10,657		$ 10,292	10,500		$ 11,118	11,343		$ 11,569	11,803
Standard And Poor s 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Standard & Poor's 500 Stock Index
Accumulated Value		10,000	10,000	10,000	10,000	10,897	9,219	11,143			11,792	12,342	9,464	12,621		13,356	14,008	11,609	14,324		15,158	14,129	13,014	14,448		15,289	20,625	17,055	21,091	22,320	20,669	21,136	22,367	21,220	21,699	22,963	26,029	26,616	28,167	29,177	29,836	31,574	38,237	39,100	41,379
MFS Lifetime 2065 Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MFS Lifetime 2065 Fund Blended Index
Accumulated Value		$ 10,000					$ 9,286						$ 9,493					$ 10,955					$ 12,251					$ 15,683
MFS Lifetime 2060 Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MFS Lifetime 2060 Fund Blended Index
Accumulated Value			$ 10,000			$ 10,894						$ 12,225					$ 13,082					$ 12,524					$ 17,690				$ 17,591			$ 17,983			$ 20,753			$ 23,209			$ 29,710
MFS Lifetime 2055 Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MFS Lifetime 2055 Fund Blended Index
Accumulated Value				10,000	10,000			10,885.66073			11,344			12,215.76435		12,730			13,071.63709		13,621			12,514.53518		13,041			17,676.80098	18,420		17,577.51809	18,317		17,969.63843	18,726		20,736.91618	21,609		23,191.1313	24,167		29,687.81935	30,937
MFS Lifetime 2045 Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MFS Lifetime 2045 Fund Blended Index
Accumulated Value				10,000	10,000			10,885.66073			11,344			12,215.76435		12,730			13,071.63709		13,621			12,514.53518		13,041			17,660.23865	18,403		17,544.68913	18,283		17,910.6087	18,664		20,544.96582	21,409		22,930.43925	23,895		28,916.71946	30,133
MFS Lifetime 2035 Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MFS Lifetime 2035 Fund Blended Index
Accumulated Value				10,000	10,000			10,792.42163			11,232			11,956.27606		12,443			12,840.62073		13,364			12,658.49457		13,174			16,943.00449	17,633		16,632.13847	17,310		16,874.30056	17,562		18,732.76403	19,496		20,738.6544	21,584		24,696.19139	25,702
MFS Lifetime 2025 Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MFS Lifetime 2025 Fund Blended Index
Accumulated Value				10,000	10,000			10,470.50963			10,836			11,140.64227		11,530			11,929.91672		12,347			12,509.25104		12,946			14,512.47586	15,020		13,795.34462	14,277		13,857.71749	14,342		14,495.78621	15,002		15,849.41721	16,403		17,642.29094	18,259
MFS Lifetime 2050 Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MFS Lifetime 2050 Fund Blended Index
Accumulated Value				10,000	10,000			10,886.00827			11,344			12,216.15436		12,730			13,072.05443		13,621			12,514.93473		13,041			17,677.36535	18,420		17,578.07929	18,317		17,970.21214	18,726		20,737.57824	21,609		23,191.87172	24,167		29,674.87139	30,922
MFS Lifetime 2030 Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MFS Lifetime 2030 Fund Blended Index
Accumulated Value				10,000	10,000			10,684.1625			11,102			11,656.3062		12,112			12,521.73938		13,012			12,737.75274		13,236			15,884.62912	16,506		15,342.88064	15,943		15,486.46036	16,092		16,630.12097	17,281		18,283.82028	18,999		20,852.62502	21,668
MFS Lifetime 2040 Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MFS Lifetime 2040 Fund Blended Index
Accumulated Value				10,000	10,000			10,866.63564			11,321			12,150.54512		12,659			13,017.84979		13,562			12,633.0238		13,161			17,382.61516	18,110		17,182.08448	17,901		17,504.92234	18,237		19,885.43145	20,717		22,135.48765	23,061		27,474.40682	28,623
MFS Lifetime Income Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MFS Lifetime Income Fund Blended Index
Accumulated Value				$ 10,000	$ 10,000			$ 10,178.00518			$ 10,462			$ 10,509.28394		$ 10,803			$ 11,191.92028		$ 11,504			$ 11,946.18452		$ 12,280			$ 13,299.56692	$ 13,671		$ 12,559.54748	$ 12,910		$ 12,583.93496	$ 12,935		$ 13,055.2551	$ 13,420		$ 14,251.129	$ 14,649		$ 15,847.91911	$ 16,291